Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment, Net

as of December 31 (in millions)	2015	2014
Land	$105	$105
Buildings and leasehold improvements	1,433	1,260
Machinery and equipment	2,311	2,259
Construction in progress	2,718	2,109

Total property, plant and equipment, at cost	6,567	5,733
Accumulated depreciation	(1,533)	(1,541)

Property, plant and equipment (PP&E), net	$5,034	$4,192